Consolidated statements of changes in equity - CNY (¥) ¥ in Thousands	Share capital		Additional paid-in capital	Merger reserve	Treasury shares	Call option on equity	Share-based payment reserve	Translation reserve	PRC statutory reserve	Attributable to equity shareholders of the Company Share of other comprehensive loss of equity-accounted investees	(Accumulated losses)/retained earnings	Total	Non-controlling interests	Total
Balance at the beginning at Jun. 30, 2022	¥ 92		¥ 7,982,824	¥ 117,912	¥ (83,796)		¥ 850,592	¥ 19,491	¥ 89,108		¥ (1,944,581)	¥ 7,031,642	¥ (4,242)	¥ 7,027,400
Changes in equity for the year/period ended
Profit for the year/period											1,768,926	1,768,926	12,903	1,781,829
Other comprehensive income for the year								34,871				34,871	6,327	41,198
Total comprehensive income for the year								34,871			1,768,926	1,803,797	19,230	1,823,027
Issuance of ordinary shares relating to initial/Hong Kong public offering and exercise of the over-allotment option, net of underwriting commissions and other issuance costs	3		408,018									408,021		408,021
Dividend declared			(370,787)									(370,787)		(370,787)
Offset of accumulated losses			(730,898)								730,898
Exercise of options			380									380		380
Release of ordinary shares from share incentive plan			(616)		616
Repurchase of shares					(32,711)							(32,711)		(32,711)
Cancellation of shares			(31,841)		31,841
Equity settled share-based transactions							62,882					62,882		62,882
Appropriation to statutory reserve									15,912		(15,912)
Acquisition of non-controlling interests			(2,209)									(2,209)	2,166	(43)
Acquisition of a subsidiary with non-controlling interests													99	99
Balance at the end at Jun. 30, 2023	95	[1]	7,254,871	117,912	(84,050)		913,474	54,362	105,020		539,331	8,901,015	17,253	8,918,268
Changes in equity for the year/period ended
Profit for the year/period											1,248,405	1,248,405	7,672	1,256,077
Other comprehensive income for the year								(30,601)				(30,601)	(1,903)	(32,504)
Total comprehensive income for the year								(30,601)			1,248,405	1,217,804	5,769	1,223,573
Dividend declared			(923,664)									(923,664)		(923,664)
Exercise of options and subscription of restricted share units			168									168		168
Repurchase of shares					(73,560)							(73,560)		(73,560)
Equity settled share-based transactions							46,432					46,432		46,432
Appropriation to statutory reserve									65,579		(65,579)
Balance at the end at Dec. 31, 2023	95	[1]	6,331,375	117,912	(157,610)		959,906	23,761	170,599		1,722,157	9,168,195	23,022	9,191,217
Changes in equity for the year/period ended
Profit for the year/period											2,617,560	2,617,560	17,868	2,635,428
Other comprehensive income for the year								18,273				18,273	855	19,128
Total comprehensive income for the year								18,273			2,617,560	2,635,833	18,723	2,654,556
Dividend declared			(1,244,251)									(1,244,251)		(1,244,251)
Dividend declared and paid to non-controlling interests													(1,612)	(1,612)
Exercise of options and subscription of restricted share units			649									649		649
Repurchase of shares					(330,221)							(330,221)		(330,221)
Cancellation of shares	(1)	[1]	(403,781)		403,782
Equity settled share-based transactions							85,184					85,184		85,184
Appropriation to statutory reserve									37,540		(37,540)
Acquisition of non-controlling interests			(415)									(415)	415
Balance at the end at Dec. 31, 2024	94	[1]	4,683,577	117,912	(84,049)		1,045,090	42,034	208,139		4,302,177	10,314,974	40,548	10,355,522
Changes in equity for the year/period ended
Profit for the year/period											1,205,045	1,205,045	4,769	1,209,814
Other comprehensive income for the year								6,529		¥ (1,046)		5,483	(3,615)	1,868
Total comprehensive income for the year								6,529		(1,046)	1,205,045	1,210,528	1,154	1,211,682
Dividend declared			(1,357,748)									(1,357,748)		(1,357,748)
Exercise of options and subscription of restricted share units			303									303		303
Recognization of Upper-strike call option						¥ 650,711						650,711		650,711
Capital contribution from non-controlling interests													6,980	6,980
Repurchase of shares					(549,237)							(549,237)		(549,237)
Cancellation of shares			(419,784)		419,784
Equity settled share-based transactions							367,869					367,869		367,869
Appropriation to statutory reserve									9,312		(9,312)
Disposal of a subsidiary									(194)			(194)		(194)
Acquisition of non-controlling interests			(18,443)									(18,443)	14,838	(3,605)
Acquisition of a subsidiary with non-controlling interests													36,988	36,988
Balance at the end at Dec. 31, 2025	¥ 94	[1]	¥ 2,887,905	¥ 117,912	¥ (213,502)	¥ 650,711	¥ 1,412,959	¥ 48,563	¥ 217,257	¥ (1,046)	¥ 5,497,910	¥ 10,618,763	¥ 100,508	¥ 10,719,271

[1]	The amount was less than RMB1,000.